Performance Management	May 29, 2025
Capital Group U.S. Large Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not commenced investment operations as of the date of this prospectus, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not commenced investment operations as of the date of this prospectus, information regarding investment results is not available as of the date of this prospectus.
Capital Group U.S. Large Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has not commenced investment operations as of the date of this prospectus, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has not commenced investment operations as of the date of this prospectus, information regarding investment results is not available as of the date of this prospectus.